Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings per Share
Reconciliation between weighted average shares used in the basic and diluted EPS calculations, excluding amounts attributable to noncontrolling interests

	Year ended December 31, 2011		Year ended December 31, 2010		Year ended December 31, 2009

Numerator:
Income (loss) from continuing operations	$(6,752)		(608)		6,211
Income (loss) from discontinued operations	(302)		2,132		3,415
Net income (loss)	(7,054)		1,524		9,626
Net income attributable to the noncontrolling interest	(130)		(306)		(417)
Net income (loss) attributable to Inland Real Estate Corporation	(7,184)		1,218		9,209
Dividends on preferred shares	(948)		-		-
Net income (loss) attributable to common stockholders	$(8,132)		1,218		9,209

Denominator:
Denominator for net income (loss) per common share – basic:
Weighted average number of common shares outstanding	88,530		85,951		78,441
Effect of dilutive securities:
Unvested restricted shares	-	(a)	-	(a)	63	(b)
Denominator for net income (loss) per common share – diluted:
Weighted average number of common and common equivalent shares outstanding	88,530		85,951		78,504

(a)           Unvested restricted shares of common stock, the effect of which would be anti-dilutive, were 103 and 85 as of December 31, 2011 and 2010, respectively.  These shares were not included in the computation of diluted EPS because a loss from continuing operations was reported.

(b)          Unvested restricted shares of common stock have a dilutive impact, although it is not material to the periods presented.